     As filed with the Securities and Exchange Commission on August 5, 2003

                                                  Commission File Nos. 333-22375
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [_]
         Pre-Effective Amendment No.                                    [_]
         Post-Effective Amendment No. 12                                [X]

      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [_]
         Amendment No. 89                                               [X]

                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)
                     Kemper Investors Life Insurance Company
                           (Name of Insurance Company)

            1600 McConnor Parkway, Schaumburg, Illinois            60196-6801
   (Address of Insurance Company's Principal Executive Offices)    (Zip Code)

Insurance Company's Telephone Number, including Area Code:       (847) 874-4000

                             Debra P. Rezabek, Esq.
                              1600 McConnor Parkway
                         Schaumburg, Illinois 60196-6801
                     (Name and Address of Agent for Service)

                                   Copies To:

          Frank Julian, Esq.                          Joan E. Boros, Esq.
Kemper Investors Life Insurance Company           Christopher S. Petito, Esq.
         1600 McConnor Parkway                          Jorden Burt LLP
    Schaumburg, Illinois 60196-6801           1025 Thomas Jefferson Street, N.W.
                                                          Suite 400E
                                                    Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)
   [_] immediately upon filing pursuant to paragraph (b) of Rule 485
   [_] on (date) pursuant to paragraph (b) of Rule 485
   [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Variable portion of individual and group variable, fixed and market value adjusted deferred annuity contracts.

                                 SAVINGS CLAUSE

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for the sole purpose of filing supplements to the May 1, 2003 Destinations and Farmers Prospectuses and Statements of Additional Information and of making certain changes to Part C of such Registration Statement. Accordingly, except as heretofore amended, this Amendment does not otherwise delete, amend or supercede any Prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement, which are incorporated by reference to the extent required and permitted by applicable law.

                        SUPPLEMENT DATED __________, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

              INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                      ADJUSTED DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                        SCUDDER DESTINATIONS(SM) ANNUITY
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends information contained in your Scudder Destinations(SM) Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference

1. The Section entitled "Kemper Investors Life Insurance Company" appearing on page 12 of the Prospectus is amended by adding the following to the end thereof:

          "On September 1, 2003 (the "Closing Date"), Kemper Investors Life Insurance Company ("KILICO") transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, KILICO, FKLA, Zurich Life Insurance Company of America ("ZLICA"), and Fidelity Life Association, a Mutual Legal Reserve Company , operated under the trade name "Zurich Life".

          These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated as of May 29, 2003 (the "Purchase Agreement"), between Zurich Holding Company of America, Kemper Corporation, KILICO, Zurich Financial Services, Banc One Insurance Holdings, Inc. ("BOIH"), and Bank One Corporation. Under the Purchase Agreement, BOIH acquired the capital stock of FKLA, ZLICA, and certain KILICO subsidiaries, including Investors Brokerage Services, Inc. and PMG Asset Management, Inc.

          In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA will administer and 100% reinsure certain lines of business currently underwritten by KILICO. FKLA will administer the Contracts for up to one year after the Closing Date. Otherwise, the Purchase Agreement and coinsurance agreement do not relate directly to the Contracts.

          The benefits and provisions of the Contract are not changed by any of the transactions and agreements described above."

2. Effective September 1, 2003, Investors Brokerage Services, Inc. and PMG Asset Management, Inc. no longer are affiliated with Kemper Investors Life Insurance Company. Any reference in the Prospectus to affiliation between these companies is deleted. Specifically, the Section entitled "DISTRIBUTION OF CONTRACTS" appearing on page 37 of the Prospectus is amended by deleting the first sentence of the second paragraph thereof.






*********************************************

For use in all states

                        SUPPLEMENT DATED __________, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

             INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                      ADJUSTED DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                           FARMERS VARIABLE ANNUITY I
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends information contained in your Farmers Variable Annuity I Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference

1. The Section entitled "Kemper Investors Life Insurance Company" appearing on page 9 of the Prospectus is amended by adding the following to the end thereof:

             "On September 1, 2003 (the "Closing Date"), Kemper Investors Life Insurance Company ("KILICO") transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, KILICO, FKLA, Zurich Life Insurance Company of America ("ZLICA"), and Fidelity Life Association, a Mutual Legal Reserve Company, operated under the trade name "Zurich Life".

             These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated as of May 29, 2003 (the "Purchase Agreement"), between Zurich Holding Company of America, Kemper Corporation, KILICO, Zurich Financial Services, Banc One Insurance Holdings, Inc. ("BOIH"), and Bank One Corporation. Under the Purchase Agreement, BOIH acquired the capital stock of FKLA, ZLICA, and certain KILICO subsidiaries, including Investors Brokerage Services, Inc. and PMG Asset Management, Inc.

             In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA will administer and 100% reinsure certain lines of business currently underwritten by KILICO. FKLA will administer the Contracts for up to one year after the Closing Date. Otherwise, the Purchase Agreement and coinsurance agreement do not relate directly to the Contracts.

             The benefits and provisions of the Contract are not changed by any of the transactions and agreements described above."

2. Effective September 1, 2003, Investors Brokerage Services, Inc. and PMG Asset Management, Inc. no longer are affiliated with Kemper Investors Life Insurance Company. Any reference in the Prospectus to affiliation between these companies is deleted. Specifically, the Section entitled "DISTRIBUTION OF CONTRACTS" appearing on page 33 of the Prospectus is amended by deleting the first sentence of the second paragraph thereof.






*********************************************

For use in all states

                     SUPPLEMENT DATED _______________, 2003
          TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

              INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                      ADJUSTED PREFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                        SCUDDER DESTINATIONS(SM) ANNUITY
                                    Issued By
                     KEMPER INVESTORS LIFE INSURANCE COMPANY
                                       and
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

This Supplement amends information contained in the Scudder Destinations(SM) Annuity Statement of Additional Information.

The Section entitled "SERVICES TO THE SEPARATE ACCOUNT" appearing on page 1 of the Statement of Additional Information is amended by adding the following to the end of the first paragraph thereof:

         "Effective September 1, 2003, Federal Kemper Life Assurance Company administers the Contracts for a period up to one year pursuant to a coinsurance agreement entered into with KILICO."

The Section entitled "FINANCIAL STATEMENTS" appearing on page 22 of the Statement of Additional Information is amended by adding the following to the end thereof:

         "Effective September 1, 2003, KILICO entered into a coinsurance agreement with Federal Kemper Life Assurance Company ("FKLA"). Pursuant to the coinsurance agreement, KILICO transferred certain of its assets to FKLA. This Statement of Additional Information also contains pro forma financial statements for KILICO as of December 31, 2002 and June 30, 2003 to show how the coinsurance agreement might have affected the historical financial statements if the coinsurance agreement had been in effect during the applicable periods."

         KILICO PRO FORMA FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT

                    SUPPLEMENT DATED _________________, 2003
          TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

              INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                      ADJUSTED DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                           FARMERS VARIABLE ANNUITY I
                                    Issued By
                     KEMPER INVESTORS LIFE INSURANCE COMPANY
                                       and
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

This Supplement amends information contained in the Farmers variable Annuity I Statement of Additional Information.

The Section entitled "SERVICES TO THE SEPARATE ACCOUNT" appearing on page 1 of the Statement of Additional Information is amended by adding the following to the end of the first paragraph thereof:

     "Effective September 1, 2003, Federal Kemper Life Assurance Company administers the Contracts for a period up to one year pursuant to a coinsurance agreement entered into with KILICO."

The Section entitled "FINANCIAL STATEMENTS" appearing on page 11 of the Statement of Additional Information is amended by adding the following to the end thereof:

     "Effective September 1, 2003, KILICO entered into a coinsurance agreement with Federal Kemper Life Assurance Company ("FKLA"). Pursuant to the coinsurance agreement, KILICO transferred certain of its assets to FKLA. This Statement of Additional Information also contains pro forma financial statements for KILICO as of December 31, 2002 and June 30, 2003 to show how the coinsurance agreement might have affected the historical financial statements if the coinsurance agreement had been in effect during the applicable periods."

     KILICO PRO FORMA FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements included in Part B:

      KILICO Variable Annuity Separate Account

              Report of Independent Accountants

              Statement of Assets and Liabilities and Contract Owners' Equity as of December 31, 2002

              Statement of Operations for the Year Ended December 31, 2002

              Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2002 and 2001

              Notes to Financial Statements

     Kemper Investors Life Insurance Company and Subsidiaries

              Report of Independent Accountants

              Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2002 and 2001

              Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2002, 2001 and 2000

              Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income, years ended December 31, 2002, 2001 and 2000

              Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder's Equity, years ended December 31, 2002, 2001 and 2000

              Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2002, 2001 and 2000

              Notes to Consolidated Financial Statements

              Kemper Investors Life Insurance Company Pro Forma Condensed Balance Sheets, as of December 31, 2002 and June 30, 2003 (unaudited) (To be filed by amendment)

              Kemper Investors Life Insurance Company Pro Forma Condensed Statements of Income, year ended December 31, 2002 and six month period ended June 30, 2003 (unaudited) (To be filed by amendment)

              Notes to Pro Forma Financial Statements (unaudited)(To be filed by amendment)

(b)  Exhibits:

/4/1.1 A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

/4/1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2.            Not Applicable.

/3/3.1        Distribution Agreement between Investors Brokerage Services, Inc.
              and KILICO.

/1/3.2        Addendum to Selling Group Agreement of Kemper Financial Services,
              Inc.

/2/3.3        Selling Group Agreement of Investors Brokerage Services, Inc.

/7/4.1        Form of Group Variable, Fixed and Market Value Adjusted Annuity
              Contract.

/7/4.2 Form of Certificate to Group Variable, Fixed and Market Value Adjusted Annuity Contract.

/7/4.3 Form of Individual Variable, Fixed and Market Value Adjusted Annuity Contract.

/7/5.         Form of Application.

/3/6. Kemper Investors Life Insurance Company Articles of Incorporation and By-laws.

/17/7. Coinsurance Agreement between KILICO and Federal Kemper Life Assurance Company.

/2/8.1(a)     Fund Participation Agreement among Kemper Investors Life Insurance
              Company, Janus Aspen Series and Janus Capital Corporation.

/5/8.1(b)     Service Agreement between Kemper Investors Life Insurance Company and Janus Capital Corporation.

/8/8.2(a)     Participation Agreement By and Among Kemper Investors Life
              Insurance Company and Warburg, Pincus Trust and Credit Suisse
              Asset Management, LLC (successor to Warburg Pincus Asset
              Management, Inc.) and Credit Suisse Asset Management Securities,
              Inc. (f/k/a Counsellors Securities Inc.).

/6/8.2(b)     Service Agreement between Credit Suisse Asset Management, LLC
              (successor to Warburg Pincus Asset Management, Inc.) and Federal
              Kemper Life Assurance Company and Kemper Investors Life Insurance
              Company.

/12/8.2(c)    Restatement of Participation Agreement among Counsellors
              Securities Inc., Warburg Pincus Asset Management, Inc. and/or the
              Warburg Pincus Funds and Kemper Investors Life Insurance Company.

 /8/8.3 Fund Participation Agreement among Kemper Investors Life Insurance Company, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

 /9/8.4(a)    Participation Agreement between Kemper Investors Life Insurance
              Company and Scudder Variable Life Investment Fund (now known as
              Scudder Variable Series I).

 /9/8.4(b)    Participating Contract and Policy Agreement between Kemper
              Investors Life Insurance Company and Scudder Kemper Investments,
              Inc.

 /9/8.4(c)    Indemnification Agreement between Kemper Investors Life Insurance
              Company and Scudder Kemper Investments, Inc.

/9/8.5(a)     Participation Agreement Among Kemper Investors Life Insurance
              Company, PIMCO Variable Insurance Trust, and PIMCO Funds
              Distributors LLC.

/9/8.5(b)     Services Agreement between Pacific Investment Management Company and Kemper Investors Life Insurance Company.

/14/8.6 Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company.

/12/8.7(a)    Fund Participation Agreement between Kemper Investors Life
              Insurance Company and The Dreyfus Socially Responsible Growth
              Fund, Inc.

/13/8.7(b)    November 1, 1999 Amendment to Fund Participation Agreement between
              Kemper Investors Life Insurance Company and The Dreyfus Socially
              Responsible Growth Fund, Inc.

/13/8.7(c)    Administrative Services Agreement by and between The Dreyfus
              Corporation and Kemper Investors Life Insurance Company
              (redacted).

/13/8.7(d)    November 1, 1999 Amendment to Administrative Services Agreement by
              and between The Dreyfus Corporation and Kemper Investors Life
              Insurance Company (redacted).

/13/8.8(a)    Fund Participation Agreement by and among The Alger American Fund,
              Kemper Investors Life Insurance Company and Fred Alger & Company
              Incorporated.

/15/8.8(b)    Service Agreement between Fred Alger Management, Inc. and Kemper
              Investors Life Insurance Company (redacted).

/16/8.9(a)    Form of Fund Participation Agreement by and among Kemper Investors
              Life Insurance Company, INVESCO Variable Investment Funds, Inc.,
              INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

/14/8.9(b)    Form of Administrative Services Agreement by and between INVESCO
              Funds Group, Inc., INVESCO Variable Investment Funds, Inc. and
              Kemper Investors Life Insurance Company (redacted).

/7/9.         Opinion and Consent of Counsel.

/18/10.       Consent of PricewaterhouseCoopers LLP, independent accountants.

11.           Not Applicable.

12.           Not Applicable.

/4/13.        Schedules for Computation of Performance Calculations.

/10/17.1 Schedule III: Supplementary Insurance Information (years ended December 31, 2001 and 2000).

/10/17.2      Schedule IV: Reinsurance (year ended December 31, 2001).

/15/17.3      Schedule IV: Reinsurance (year ended December 31, 2000).

/16/17.4      Schedule IV: Reinsurance (year ended December 31, 1999).

/10/17.5 Schedule V: Valuation and qualifying accounts (year ended December 31, 2001).

/15/17.6 Schedule V: Valuation and qualifying accounts (year ended December 31, 2000).

/16/17.7 Schedule V: Valuation and qualifying accounts (year ended December 31, 1999).

______________

/1/ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

/2/ Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

/3/ Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

/4/ Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.

/5/ Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

/6/ Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

/7/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about November 3, 1997.

/8/ Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

/9/ Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

/10/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2000 filed on or about March 28, 2001.

/11/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 1999 filed on or about March 29, 2000.

/12/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2001 filed on or about March 29, 2002.

/13/ Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

/14/ Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

/15/ Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

/16/ Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

/17/ Incorporated by reference to Form 8-K for Kemper Investors Life Insurance Company filed on or about__________.

/18/ Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about April 28, 2003.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company [TO BE UPDATED BY AMENDMENT]

         The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                  Name                                               Office with KILICO
                  ----                                               ------------------
Gale K. Caruso..............................       President, Chief Executive Officer and Director
Frederick L. Blackmon.......................       Executive Vice President, Chief Financial Officer and Director
Russell M. Bostick..........................       Executive Vice President and Chief Information Officer
Mark A. Davis...............................       Executive Vice President and Chief Actuary
Edward K. Loughridge........................       Executive Vice President and Corporate Development Officer
Debra P. Rezabek............................       Executive Vice President, General Counsel, Corporate Secretary and Director
Richard M. Sousa............................       Executive Vice President and Director
George Vlaisavljevich.......................       Executive Vice President and Director
Martin D. Feinstein.........................       Chairman of the Board

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

         The response to this item is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000. Effective September 1, 2003, the following companies are no longer affliated with KILICO: Federal Kemper Life Assurance Company, Zurich Life Insurance Company of America, Zurich Life Insurance Company of New York, Zurich Direct, Inc., Investors Brokerage Services, Inc., Investors Brokerage Insurance Agency, Inc., PMG Life Agency, Inc., PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management, Inc. and any subsidiaries of such companies.


Item 27. Number of Contract Owners

         At June 30, 2003, the Registrant had approximately 52,535 qualified and non-qualified Scudder Destinations Contract Owners.

         At June 30, 2003, the Registrant had approximately 226 qualified and non-qualified Farmers Variable Annuity I Contract Owners.

Item 28. Indemnification

         To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

     Investors Brokerage Services, Inc., acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.


Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc. [TO BE UPDATED BY AMENDMENT]

     The address of each officer is 1600 McConnor Parkway, Schaumburg, IL 60196-6801.

                                                                              Position and Offices
               Name                                                             with Underwriter
               ----                                                             ----------------
         Gale K. Caruso............................................      Chairman and Director
         Michael E. Scherrman......................................      President and Director
         David S. Jorgensen........................................      Vice President and Treasurer
         Thomas K. Walsh...........................................      Asst. Vice President and Chief  Compliance Officer
         Debra P. Rezabek..........................................      Secretary
         Frank J. Julian...........................................      Assistant Secretary
         Allen R. Reed.............................................      Assistant Secretary
         George Vlaisavljevich.....................................      Director


Item 29.(c)

               Not Applicable.

Item 30. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

Item 31. Management Services

               Not Applicable.

Item 32. Undertakings and Representations

         a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

         b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

         Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program

         KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in the Texas Optional Retirement Program (the "Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

         1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

         2. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in any sales literature used in connection with the offer of Contracts to Program participants;

         3. Instruct salespeople who solicit Program participants to purchase Contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

         4. Obtain from each Program participant who purchases a Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

         KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

     2. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

     3. Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

     4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC
          Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 4th day of August, 2003.

                                        KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                        (Registrant)
                                        By: Kemper Investors Life Insurance
                                            Company

                                        BY:/s/ Gale K. Caruso
                                           -------------------------------------
                                        Gale K. Caruso, President and Chief
                                         Executive Officer

                                        KEMPER INVESTORS LIFE INSURANCE COMPANY
                                        (Depositor)


                                        BY:/s/ Gale K. Caruso
                                           -------------------------------------
                                        Gale K. Caruso, President and Chief
                                         Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 4th day of August, 2003.

                      Signature                                               Title
                      ---------                                               -----
/s/  Gale K. Caruso                                           President, Chief Executive Officer and Director
-------------------------------------------------             (Principal Executive Officer)
Gale K. Caruso

/s/  MARTIN D. FEINSTEIN                                      Chairman of the Board
-------------------------------------------------
Martin D. Feinstein

/s/  Frederick L. Blackmon                                    Executive Vice President, Chief Financial Officer
-------------------------------------------------             and Director (Principal Financial Officer and
Frederick L. Blackmon                                         Principal Accounting Officer)

/s/  DEBRA P. REZABEK                                         Director
-------------------------------------------------
Debra P. Rezabek

/s/  RICHARD M. SOUSA                                         Director
-------------------------------------------------
Richard M. Sousa

/s/  GEORGE VLAISAVLJEVICH                                    Director
-------------------------------------------------
George Vlaisavljevich